Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FINANCIAL INSTITUTIONS SERIES TRUST
Prospectus Date	rr_ProspectusDate	Jul. 27, 2018
Document Creation Date	dei_DocumentCreationDate	Nov. 19, 2018